OTHER ASSETS AND OTHER LIABILITIES, Components of Other Assets and Other Liabilities (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Financial instruments: [Abstract]
Receivables	[1]	S/ 1,225,171		S/ 1,319,569
Margin Call		1,087,831		203,483
Derivatives receivable	[2]	904,791		987,663
Receivables from sale of investments	[3]	824,988		411,599
Operations in process	[4]	131,029		137,952
Financial instruments		4,173,810		3,060,266
Non-financial instruments: [Abstract]
Deferred fees	[5]	1,026,896		1,197,457
Investment in associates	[6]	763,918		748,663
Investment properties, net	[7]	625,105		565,274
Income tax prepayments, net		226,847		348,578
Adjudicated assets, net		166,179		107,562
Improvements in leased premises		149,298		100,919
VAT (IGV) tax credit		70,339		86,661
Others		31,763		9,237
Others Non-financial Assets		3,060,345		3,164,351
Total		7,234,155		6,224,617
Financial instruments: [Abstract]
Accounts payable	[8]	2,366,147		2,367,204
Salaries and other personnel expenses		1,335,800		1,082,059
Accounts payable for acquisitions of investments	[3]	832,530		448,046
Derivatives payable	[2]	819,473		891,999
Operations in process	[4]	227,549		258,197
Allowance for indirect loan losses, Note 7	[2]	383,918		368,029
Dividends payable		74,183		62,976
Other financial liabilities		6,039,600		5,478,510
Non-financial instruments: [Abstract]
Taxes		786,659		727,052
Provision for sundry risks		646,739	[9]	642,520	[9]	S/ 624,149	S/ 614,012
Others		147,308		145,609
Non financial liabilities		1,580,706		1,515,181
Total other liabilities		S/ 7,620,306		S/ 6,993,691

[1]	As of December 31, 2024 and 2023, the balance is mainly composed of trade accounts receivable, from the sale of goods and services, accounts receivable from the sale of foreign currency, unsettled transactions, funds restricted by the Central Reserve Bank of Bolivia, tax work, accounts paid by third parties, commissions receivable, premium receivable from payment protection insurance, accounts receivable from customers for stock exchange transactions, advances to personnel, dividends receivable, rents, among others.
[2]	The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.
[3]	As of December 31, 2024 and 2023, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.
[4]	Operations in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.
[5]	As of December 31, 2024 and 2023, it corresponds mainly to the payment of the loyalty program based on miles that the bank credits to its customers for the use of their cards, as well as other financial products for S/363.6 million and S/629.5 million, respectively.
[6]	Credicorp’s main associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/692.1 million and S/686.6 million as of December 31, 2024 and 2023, respectively, see Note 2.
[7]	Investment properties -
[8]	As of December 31, 2024 and 2023, the balance corresponds mainly to accounts payable to suppliers, accounts payable to investment clients in the stock market, accounts payable to policyholders, accounts payable to intermediaries, accounts payable for premiums to the deposit insurance fund, dividends payable to minor shareholders, accounts payable for sale of foreign currency, interbank transactions to be settled with the BCRP, among others.
[9]	The movement of the provision for sundry risks for the years ended December 31, 2024, 2023 and 2022 was as follows: